Taxes - Reconciliation of effective tax rate (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of effective tax rate
The Swedish corporate tax rate, %	22.00%	22.00%	22.00%
Profit before taxes	SEK 1,007	SEK 1,002	SEK 1,535
National tax based on profit before taxes	(222)	(220)	(338)
Tax effects of: Non-taxable income	1	0	0
Tax effects of: Non-deductible expenses	(15)	(1)	(2)
Tax effects of: Imputed interest on tax allocation reserve	(2)	(3)	(5)
Tax effects of: Other	3	2	(3)
Total tax expense (income)	SEK (235)	SEK (222)	SEK (348)
Effective tax expense in %	23.30%	22.20%	22.70%